Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	$ 12,375	$ 11,482
Jackpot liabilities	218,943	234,771
Debt	8,242,898	8,062,816
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	12,375	11,482
Jackpot liabilities	210,516	230,307
Debt	8,701,509	8,589,939
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	8,701,509	8,589,939
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	12,375	11,482
Jackpot liabilities	210,516	230,307
Debt	0	0
Customer portfolio segment | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	315,511	349,103
Customer portfolio segment | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	312,690	349,686
Customer portfolio segment | Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 312,690	$ 349,686